Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Short-term investments	$ 115,652	$ 117,821
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments	62,379	68,828
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	$ 53,273	$ 48,993